INCOME TAX EXPENSES (Details - Singapore income tax expense) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 41		$ 1,625
Tax at the domestic income tax rate	7		276
Tax effect of expenses that are not deductible in determining taxable profit	17		9
Non-taxable incomes	(10)		(5)
Tax exemption	(1)		(27)
Capital allowances claimed	0		(3)
Tax losses unrecognized	(13)		41
Total income tax expenses		[1]	$ 291

[1]	Denotes amount less than US$1,000